Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Balance - Beginning of period	$ 8,130	$ 8,815
Impairment of goodwill	(7,642)
Impact of foreign exchange rate changes	(488)	(685)
Balance - Ending of period		$ 8,130